CREDIT FACILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Interest expense	$ 171,938	$ 142,641	$ 183,291